SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of method used to record inventories

Raw materials, goods in transit, tools and merchandises	-	cost of purchase on a weighted average basis.

Finished goods and work in process	-	cost of direct materials and labour plus attributable manufacturing overheads based on the normal operating capacity on a weighted average basis.

Summary of estimated useful lives of property, plant and equipment

Buildings and structures (*)	3 – 49 years
Machinery and equipment	3 – 25 years
Leased-out EV batteries	9 – 10 years
Leased-out E-scooter batteries	3 – 8 years
Vehicles	5 – 12 years
Office equipment	3 – 10 years
Others	3 – 10 years
(*)	Including leasehold improvements which are depreciated on a straight-line basis over the shorter of their estimated useful lives and terms of the related leases.

Schedule of estimated useful life of intangible assets

License	3 years 2 months – 3 years 4 months
Software	3 – 8 years
Others	3 – 15 years

Schedule of carrying amount of liabilities that are part of supplier finance arrangements

	As of December 31,
	2023	2024	2024
	VND million	VND million	USD
Presented as trade payables
Opening balance	—	—	—
Added during the year	—	240,318	9,875,406
Settled during the year	—	—	—
Ending balance	—	240,318	9,875,406
In which:
Suppliers have subsequently received payment	—	64,230	2,639,408

Schedule of range of payment due dates and the interest charged

	As of December 31,
	2023	2024
Liabilities that are part of the arrangement	Not applicable	Less than 180 days
Interest charged under the arrangement	Not applicable	9.94%